Debt - Additional Information (Detail)	3 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended				1 Months Ended									0 Months Ended	3 Months Ended						12 Months Ended						12 Months Ended				12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Bridge Loan [Member] USD ($)	Dec. 31, 2013 Bridge Loan [Member] USD ($)	Dec. 31, 2014 Bridge Loan [Member] Unsecured Debt Including Accrued Interest [Member] USD ($)	Dec. 31, 2013 Bridge Loan [Member] Unsecured Debt Including Accrued Interest [Member] USD ($)	Jun. 30, 2014 Unsecured Debt Including Accrued Interest [Member] Bridge Loan [Member]	Dec. 31, 2014 Unsecured Debt Including Accrued Interest [Member] Bridge Loan [Member] USD ($)	Dec. 31, 2013 Unsecured Debt Including Accrued Interest [Member] Bridge Loan [Member] USD ($)	Apr. 14, 2014 Unsecured Debt Including Accrued Interest [Member] Bridge Loan [Member] USD ($)	Apr. 14, 2014 Unsecured Debt Including Accrued Interest [Member] Bridge Loan [Member] EUR (€)	Jun. 30, 2014 Unsecured Debt Including Accrued Interest [Member] Bridge Loan [Member] Tranche A [Member] USD ($)	Jun. 30, 2014 Unsecured Debt Including Accrued Interest [Member] Bridge Loan [Member] Tranche A [Member] EUR (€)	Apr. 14, 2014 Unsecured Debt Including Accrued Interest [Member] Bridge Loan [Member] Tranche A [Member] USD ($)	Apr. 14, 2014 Unsecured Debt Including Accrued Interest [Member] Bridge Loan [Member] Tranche A [Member] EUR (€)	Apr. 14, 2014 Unsecured Debt Including Accrued Interest [Member] Bridge Loan [Member] Tranche B [Member] USD ($)	Apr. 14, 2014 Unsecured Debt Including Accrued Interest [Member] Bridge Loan [Member] Tranche B [Member] EUR (€)	Jun. 30, 2014 Unsecured Debt Including Accrued Interest [Member] Bridge Loan [Member] After Maturity Period [Member]	Dec. 31, 2013 Unsecured Debt Including Accrued Interest [Member] Bridge Loan [Member] After Maturity Period [Member]	Dec. 31, 2014 Unsecured Debt Including Accrued Interest [Member] 2014 Bridge Loan [Member] USD ($)	Dec. 11, 2014 Tbg [Member] Tranches	Mar. 31, 2015 Tbg [Member] USD ($)	Mar. 31, 2015 Tbg [Member] EUR (€)	Dec. 11, 2014 Tbg [Member] USD ($)	Dec. 11, 2014 Tbg [Member] EUR (€)	Apr. 03, 2014 Tbg [Member] USD ($)	Apr. 03, 2014 Tbg [Member] EUR (€)	Dec. 31, 2014 Tbg [Member] Bank Loan [Member] USD ($)	Dec. 31, 2013 Tbg [Member] Bank Loan [Member] USD ($)	Dec. 11, 2014 Tbg [Member] Scenario, Previously Reported USD ($)	Apr. 03, 2014 Tbg [Member] Scenario, Previously Reported USD ($)	Dec. 31, 2014 Tbg [Member] Unsecured Debt Including Accrued Interest [Member] USD ($)	Dec. 31, 2013 Tbg [Member] Unsecured Debt Including Accrued Interest [Member] USD ($)	Dec. 31, 2014 Tbg [Member] Unsecured Debt Including Accrued Interest [Member] Bank Loan [Member] USD ($)	Dec. 31, 2013 Tbg [Member] Unsecured Debt Including Accrued Interest [Member] Bank Loan [Member] USD ($)	Dec. 31, 2014 Tbg [Member] Unsecured Debt Including Accrued Interest [Member] Bank Loan [Member] Other Current Liabilities [Member] USD ($)	Dec. 31, 2013 Tbg [Member] Unsecured Debt Including Accrued Interest [Member] Bank Loan [Member] Other Current Liabilities [Member] USD ($)	Dec. 31, 2014 Tbg [Member] Repayment Agreement [Member]	Dec. 11, 2014 Tbg [Member] Tranche One, Payment Due Jan 31, 2015 [Member] USD ($)	Dec. 11, 2014 Tbg [Member] Tranche One, Payment Due Jan 31, 2015 [Member] EUR (€)	Dec. 11, 2014 Tbg [Member] Tranche Two, Payment Due March 31, 2015 [Member] USD ($)	Dec. 11, 2014 Tbg [Member] Tranche Two, Payment Due March 31, 2015 [Member] EUR (€)	Jan. 31, 2015 Tbg [Member] Debt Instrument, Redemption, Period One [Member] USD ($)	Jan. 31, 2015 Tbg [Member] Debt Instrument, Redemption, Period One [Member] EUR (€)	Mar. 31, 2015 Tbg [Member] Debt Instrument, Redemption, Period Two [Member] USD ($)	Mar. 31, 2015 Tbg [Member] Debt Instrument, Redemption, Period Two [Member] EUR (€)
Debt Instrument [Line Items]
Interest rate									12.00%		12.00%									18.00%	18.00%															10.53%	8.00%
Loan maturity date									Dec. 31, 2015		Dec. 31, 2015																									Dec. 31, 2013
Outstanding principal on unsecured convertible stockholder loan							$ 0	$ 2,753,200														$ 0
Accrued interest								345,302
Aggregate borrowing capacity												2,420,200	2,000,000			1,815,150	1,500,000	605,050	500,000
Borrowed amount														1,210,100	1,000,000
Debt instrument, percentage of debt redeemed														67.00%	67.00%
Beneficial conversion feature recognized			2,236,581
Interest expense	4,170	109,289	2,654,727	493,937						326,429	317,014																									71,757	79,668
Principal or interest payments					0	0																								181,515	0
Amount of repayment to TBG outstanding																										1,130,000	1,050,000	1,650,000	1,200,000			1,270,000	1,290,000								726,060	600,000	544,545	450,000	644,460	600,000	483,345	450,000
Principal amount, interest rate																												10.53%	10.53%
Repayment agreement description																								Under the repayment agreement, the Company has agreed to a payment schedule pursuant to which it will make semi-annual payments until 2016.	Under the repayment agreement, the Company has agreed to a payment schedule pursuant to which it will make semi-annual payments until 2016.											12% per year of the German GAAP net income, adjusted for certain items per the Bank Loan, is payable to TBG.				Under the repayment agreement, the Company agreed to a payment schedule pursuant to which it would make semi-annual payments until 2016
Number of tranches																							2
Outstanding principal on bank loan																																		726,060	1,032,450
Accrued interest balances																																				544,545	619,470	19,117	20,649
Repayment fee rate																																				30.00%
Additional interest premium																																				6.00%
Interest expense including repayment fee and additional interest premium																																				0	97,255
Capital gain tax withheld																								127,482	118,688
Repayment amount of debt																								$ 1,000,323	€ 931,312